Transactions with Related Parties - Management Fees (Table) (Details) (Management Agreement with Tsakos Energy Management Limited, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Management Agreement with Tsakos Energy Management Limited
Related Party Transaction [Line Items]
2015	$ 19,344
2016	19,404
2017	20,111
2018	20,332
2019	20,332
2020 to 2024	91,494
Total	$ 191,017